Intangible assets - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about intangible assets [line items]
Impairment	$ 8,221,754
Impairment - Continuing operations	1,500,241
Intangible assets	106,262	$ 225,776
Discontinued operations
Disclosure of detailed information about intangible assets [line items]
Impairment	6,721,513
LTRA license
Disclosure of detailed information about intangible assets [line items]
Intangible assets	$ 106,262	$ 225,776